ACQUISITIONS	12 Months Ended
Dec. 31, 2011
ACQUISITIONS
ACQUISITIONS

22. ACQUISITIONS

In 2009 and 2011, the Group entered into 13 and 7 acquisitions, respectively. The following table summarizes the business combinations completed during the years ended December 31, 2009 and 2011. The Group did not enter into any acquisition during the year ended December 31, 2010.

		Date of acquisition	Purchase price	Goodwill	Intangibles with indefinite life	Amortizable intangibles
			RMB	RMB	RMB	RMB

Entities acquired during the year ended December 31, 2009
(1)	Tianjin Tutoring	Jan 1, 2009	104,223	68,292	22,870	9,390
(2)	Shanghai Hero Educational Technology Training School (“Shanghai Career Enhancement”)	Jan 9, 2009	29,643	27,706	8,600	—
(3)	Guangzhou Modern Olympic Training School (“Guangzhou HP Tutoring”)	Feb 5, 2009	33,182	20,373	8,950	7,100
(4)	Beijing SIWA Future Education Enterprise Co., Ltd (“SIWA Future Holding”)	Apr 3, 2009	450,060	178,180	40,580	81,173
(5)	Beijing Century Bersen Consulting Co., Ltd (“Beijing Century Tutoring”)	Apr 20, 2009	50,578	43,362	12,500	—
(6)	Kunshan Zhouzhuang Taishidian Tourism Scenic Area Development Co., Ltd (“Taishidian Holding”)	Aug 8, 2009	187,271	81,714	—	17,580
(7)	Changsha K-12	Aug 31, 2009	155,755	108,036	29,400	45,480
(8)	Medium Range Online (Beijing) Technology Co., Ltd. (“Beijing IT Career Enhancement”)	Sep 2, 2009	35,401	27,652	8,070	2,120
(9)	Suzhou Career Enhancement	Sep 24, 2009	7,920	4,317	—	—
(10)	Shenyang K-12	Sep 30, 2009	79,348	34,915	27,390	34,290
(11)	Changsha Bull’s Ear Education Consulting Co., Ltd. (“Changsha Career Enhancement”)	Sep 30, 2009	86,777	67,216	21,200	5,290
(12)	Beijing JY Tutoring	Sep 30, 2009	123,008	99,900	36,380	5,150
(13)	Guangzhou Depth Pools Education Training Center (“Guangzhou DP Tutoring”)	Oct 9, 2009	60,800	47,804	14,970	1,760
		Sub-total	1,403,966	809,467	230,910	209,333

Entities acquired during the year ended December 31, 2011
(14)	Guangzhou ZS Career Enhancement	Jan 1, 2011	96,644	87,147	19,800	5,233
(15)	Jinan Wangrong Investment Consulting Co., Ltd (“Jinan WR Career Enhancement”)	Jan 5, 2011	50,278	38,363	13,800	920
(16)	Hebei YL Career Enhancement	Jan 13, 2011	89,796	74,929	14,276	4,660
(17)	Chongqing Xiate Technology and Development Co., Ltd (“Chongqing XT Career Enhancement”)	Jan 21, 2011	34,739	26,743	9,227	310
(18)	Beijing Haidian Xin’ganxian Training School and Beijing Huairou Xin’ganxian Training School (“Beijing XGX Tutoring”)	March 10, 2011	34,531	27,771	6,400	1,923
(19)	Genesis Career Enhancement	May 1, 2011	53,185	39,781	19,300	5,270
(20)	Beijing JT Tutoring	Jul 12, 2011	80,000	72,495	—	10,295
		Sub-total	439,173	367,229	82,803	28,611

In connection with the acquisitions completed in 2009, the total purchase price generally consisted of cash and equity consideration. For the acquisitions completed in 2011, the purchase price only consisted of cash consideration. The acquisition date is determined based on the date at which the Group obtained control of the acquiree and the terms of the acquisition were agreed with the seller. Management of the Group is responsible for determining the fair value of equity issued, assets acquired, liabilities assumed and intangible assets identified as of the acquisition date and considered a number of factors including valuations from Marsh (Beijing) Risk Consulting Company Limited, an independent appraiser.

The fair value of the equity consideration relating to acquisitions in 2009 and 2010 was estimated using an average of the values determined using the market approach and the income approach as the combination of approaches is deemed to be the most indicative of the Group’s fair value in an orderly transaction between market participants. Under the market approach, the Group utilizes publicly-traded comparable company information to determine the revenue and earnings multiples that are used to value the Group. Under the income approach, the Group determines the fair value based on estimated future cash flow of the Group discounted by an estimated weighted-average cost of capital, which reflects the overall level of inherent risk of the Group and the rate of return an outside investor would expect to earn. The cash flow projections for the Group are based on a six-year forecast of cash flows, derived from the most recent annual financial forecast, and a terminal value based on the perpetuity growth model. The Group determines the fair value of the Group as a whole on a quarterly basis. The fair value of equity exchanged is expected to approximate the fair value of the Group as of the acquisition date.

The Group will recognize additional assets or liabilities if new information is obtained about facts and circumstances that existed as of the acquisition date that, if known, would have resulted in the recognition of those assets and liabilities as of that date. The measurement period shall not exceed one year from the acquisition date. Further, any associated restructuring costs will be expensed in future periods. Goodwill represents the excess of costs over the fair value of assets and liabilities of businesses acquired. The goodwill acquired resulted primarily from the Group’s expected synergies from the integration of businesses acquired into the Group’s service and product offerings.

The Company used the following valuation methodologies to value assets acquired, liabilities assumed and intangible assets identified:

•                           Property and equipment—land was valued using the market approach; buildings and equipment were valued using the cost approach;

•                           Trade names were valued using the income approach, specifically the relief from royalty method, which represents the benefits of owning the intangible asset rather than paying royalties for its use;

•                           Customer relationships, Student populations and Cooperative agreements were valued using the income approach, specifically the excess earnings method;

•                           Favorable leases were valued using the income approach, specifically the cost-saving method; and

•                           All other current assets and current liabilities carrying value approximated fair value at the time of acquisition.

Acquisition-related costs incurred for the acquisitions are not material and have been expensed as incurred in general and administrative expense.

Acquisitions completed in 2009:

(1) Tianjin Tutoring

On January 1, 2009, Ambow Sihua acquired a 100% equity interest in Tianjin Tutoring, an entity engaged in providing tutoring services. The Group believes the acquisition of Tianjin Tutoring is an integral piece of the Group’s strategy to increase its market shares in providing after school tutoring services in China. The purchase price exceeded the fair value of the net tangible and intangible assets acquired from Tianjin Tutoring and as a result, the Group recorded goodwill in connection with this transaction. The total purchase price of RMB 104,223 consisted of RMB 47,349 in cash consideration and RMB 56,874 in equity exchanged through the issuance of 2,745,000 ordinary shares. The RMB 47,349 of total cash consideration less cash acquired of RMB 11,779 resulted in a net cash outlay of RMB 35,570.

The purchase price was allocated based on the fair values of the acquired assets and liabilities as follows:

	RMB	Weighted average amortization period at acquisition date (in years)
Cash and cash equivalents	11,779
Prepaid and other current assets	4,407
Indemnifications from the seller	3,735
Property and equipment	101
Intangible assets:
Trade name	22,870	Indefinite
Student population	9,390	9.0
Goodwill	68,292
Total assets acquired	120,574
Deferred revenue	(4,407)
Other liabilities assumed	(4,679)
Deferred tax liability	(7,265)
Total	104,223

In accordance with the acquisition agreement, the seller agreed to indemnify the Group against certain liabilities incurred prior to the acquisition date. As such, the Group has estimated the total business tax liabilities, income tax liabilities and social welfare liabilities (included above within other liabilities assumed) at the acquisition date to be RMB 3,735 and has recorded a corresponding asset for the indemnifications from the seller as of the acquisition date. The Group has assessed the recoverability of the indemnifications from the seller at each reporting period. As of December 31, 2011, the Group concluded that the indemnifications from the seller continue to be recoverable.

Of the RMB 32,260 of acquired intangible assets, RMB 22,870 was assigned to a trade name that is not subject to amortization. The remaining amortizable intangible assets of RMB 9,390 have a useful life of 9.0 years. Goodwill is not tax deductible for tax purposes and is included in the Tutoring segment.

(2) Shanghai Career Enhancement

On January 9, 2009, Kunshan Ambow Education and Technology Co., Ltd. (“Ambow Kunshan”) acquired a 100% equity interest in Shanghai Career Enhancement, an entity engaged in providing career enhancement services. The Group believes the acquisition of Shanghai Career Enhancement is an integral piece of the Group’s strategy to increase its market share for providing career enhancement services in China. The purchase price exceeded the fair value of the net tangible and intangible assets acquired from Shanghai Career Enhancement and as a result, the Group recorded goodwill in connection with this transaction. The total purchase price of RMB 29,643 consisted of RMB 18,447 in cash consideration and RMB 11,196 in equity exchanged through the issuance of 540,371 ordinary shares. The RMB 18,447 of total cash consideration less cash acquired of RMB 49 resulted in a net cash outlay of RMB 18,398.

The purchase price was allocated based on the fair values of the acquired assets and liabilities as follows:

	RMB	Weighted average amortization period at acquisition date (in years)
Cash and cash equivalents	49
Indemnifications from the seller	1,598
Intangible assets:
Trade name	8,600	Indefinite
Goodwill	27,706
Total assets acquired	37,953
Deferred revenue	(3,661)
Other liabilities assumed	(2,499)
Deferred income taxes	(2,150)
Total	29,643

In accordance with the acquisition agreement, the seller agreed to indemnify the Group against certain liabilities incurred prior to the acquisition date. As such, the Group has estimated the total business tax liabilities, income tax liabilities and social welfare liabilities (included above within other liabilities assumed) at the acquisition date to be RMB 1,598 and has recorded a corresponding asset for the indemnifications from the seller as of the acquisition date. The Group has assessed the recoverability of the indemnifications from the seller at each reporting period. As of December 31, 2011, the Group concluded that the indemnifications from the seller continue to be recoverable.

The RMB 8,600 of acquired intangible assets relates to a trade name with an indefinite life that is not subject to amortization. Goodwill is not tax deductible for tax purposes. For the purposes of presenting operating segments Shanghai Career Enhancement and the goodwill arising on its acquisition are classified within the Career Enhancement segment.

(3) Guangzhou HP Tutoring

On February 5, 2009, Ambow Sihua acquired a 100% equity interest in Guangzhou HP Tutoring, an entity engaged in providing after-school tutoring services for junior high and high school students. The Group believes the acquisition of Guangzhou HP Tutoring is an integral piece of the Group’s strategy to increase its market share for providing after school tutoring services in China. The purchase price exceeded the fair value of the net tangible and intangible assets acquired from Guangzhou HP Tutoring and as a result, the Group recorded goodwill in connection with this transaction. The total purchase price of RMB 33,182 consisted of RMB 11,530 in cash consideration and RMB 21,652 in equity exchanged through the issuance of 1,008,403 ordinary shares. The RMB 11,530 of total cash consideration less cash acquired of RMB 693 resulted in a net cash outlay of RMB 10,837.

The purchase price was allocated based on the fair values of the acquired assets and liabilities as follows:

	RMB	Weighted average amortization period at acquisition date (in years)
Cash and cash equivalents	693
Indemnifications from the seller	371
Prepaid and other current assets	403
Other non-current assets	866
Property and equipment	121
Intangible assets:
Trade name	8,950	Indefinite
Student population	4,040	4.4
Cooperative agreement	3,060	5.2
Goodwill	20,373
Total assets acquired	38,877
Deferred revenue	(669)
Other liabilities assumed	(1,022)
Deferred income taxes	(4,004)
Total	33,182

In accordance with the acquisition agreement, the seller agreed to indemnify the Group against certain tax liabilities incurred prior to the acquisition date. As such, the Group has estimated the total business tax liabilities and income tax liabilities (included above within other liabilities assumed) at the acquisition date to be RMB 371 and has recorded a corresponding asset for the indemnifications from the seller as of the acquisition date. The Group has assessed the recoverability of the indemnifications from the seller at each reporting period. As of December 31, 2011, the Group concluded that the indemnifications from the seller continue to be recoverable.

Of the RMB 16,050 of acquired intangible assets, RMB 8,950 was for a trade name with an indefinite life that is not subject to amortization. The remaining amortizable intangible assets of RMB 7,100 have a useful life of 4.7 years. Goodwill is not tax deductible for tax purposes. For the purposes of presenting operating segments Guangzhou HP Tutoring and the goodwill arising on its acquisition are classified within the Tutoring segment.

(4) SIWA Future Holding

On April 3, 2009, Ambow Sihua and Ambow Shanghai acquired a 100% equity interest in SIWA Future Holding, an entity engaged in providing education services to students from primary level through to college level in Beijing.

SIWA Future Holding owns a privately operated school providing services to primary, junior high and high school students. SIWA Future Holding also has training centers that provide after school tutoring services. Furthermore, SIWA Future Holding has established the wholly owned Beijing Century College through a cooperation arrangement with Beiyou Daxue. The Group believes the acquisition of SIWA Future Holding is an integral piece of the Group’s strategy to become one of the most comprehensive private education service providers in China.

The total purchase price of RMB 450,060 consisted of RMB 390,360 in cash consideration and RMB 59,700 in equity exchanged through the issuance of 2,925,687 ordinary shares on the acquisition date. Furthermore, the Group agreed to extend payment terms with the seller whereby the remaining RMB 350,000 would be paid over 18 years, RMB 20,000 for the first 17 years and RMB 10,000 for the 18th year of the payment term. This payment term starts at the earlier of (a) March 7, 2016 or (b) upon obtainment of an updated education license before the fifth anniversary of the effective date of the acquisition agreement. The extended payment terms are only contingent upon the passage of time. Accordingly, the Group discounted the extended payment based on its incremental borrowing rate with the expectation that the education license will be obtained by the fifth anniversary of the effective date of this acquisition agreement. The net present value of the extended payment term is estimated to be RMB 160,360. The RMB 390,360 of total cash consideration less cash acquired of RMB 46,916 resulted in a net cash outlay of RMB 343,444.

With the acquisition of SIWA Future Holding, the Group also acquired significant land use rights that are allocated by the Chinese government. To account for the fair value of acquired allocated land use rights, the Group used a combination of sales comparisons and benchmark land sale price adjustment methods to arrive at the valuation results.

The purchase price exceeded the fair value of the net tangible and intangible assets acquired from SIWA Future Holding and as a result, the Group recorded goodwill in connection with this transaction.

The purchase price was allocated based on the fair values of the acquired assets and liabilities as follows:

	RMB	Weighted average amortization period at acquisition date (in years)
Cash and cash equivalents	46,916
Term deposits	1,000
Accounts receivable	1,383
Indemnifications from the seller	12,312
Prepaid and other current assets	145,141
Other non-current assets	539
Property and equipment	206,173
Prepayments for land use rights	158,590
Intangible assets:
Trade name	40,580	Indefinite
Cooperative agreement	81,173	10.3
Goodwill	178,180
Total assets acquired	871,987
Deferred revenue	(68,729)
Short-term and long-term borrowings	(170,000)
Termination liability	(22,135)
Other liabilities assumed	(100,840)
Deferred tax liability	(60,223)
Total	450,060

In connection with the acquisition agreement, the Group has entered into the following key arrangements:

The Group entered into a contingent refundable arrangement with the seller of SIWA Future Holding, whereby the seller agreed to refund a portion of the paid consideration to the Group should the acquired entity fail to meet certain minimum enrollment requirements in the first year after acquisition. As of the acquisition date, the Group estimated the fair value of the refundable consideration to be RMB 0 based on estimated probability of receiving such a refund. Hence, the Group did not record any refundable consideration. As of December 31, 2011, the Group had confirmed with the seller that no refund is required.

The Group assumed a termination liability in connection with the cooperation agreement entered into between SIWA Future Holding and Beiyou Daxue. Upon the end of the agreement period, Beiyou Daxue will be eligible for 35% of the undistributed net assets of Beijing Century College even though Beiyou Daxue has no equity interest in Beijing Century College. Should the Group decide to terminate the cooperative agreement prior to the end of the agreement, the Group is required to pay a RMB 40,000 termination penalty. As of the acquisition date, the Group estimated the liabilities to be RMB 22,135, after applying a discount rate of 5.94%. As of December 31, 2011, the Group recorded an accretion expense of RMB 10,691 in connection with this termination liability.

In accordance with the acquisition agreement, the seller agreed to indemnify the Group against certain liabilities incurred prior to the acquisition date. As such, the Group has estimated the maximum total business tax liabilities, income tax liabilities and social welfare liabilities (included above within other liabilities assumed) at the acquisition date to be RMB 12,312 and has recorded a corresponding asset for the indemnifications from the seller as of the acquisition date. The Group calculated the amount of such indemnification it expects to receive based on SIWA Future Holding’s incurred business tax and income tax liabilities of past years and unpaid social welfare balances. The Group has assessed the recoverability of the indemnifications from the seller at each reporting period. As of December 31, 2011, the Group reclassified the indemnifications balances related to Beijing Century College Group to assets held for sale because of the initiating disposal transaction. The remaining indemnifications from the seller continue to be recoverable.

Of the RMB 121,753 of acquired intangible assets, RMB 40,580 relates to trade names with indefinite lives that are not subject to amortization. The remaining amortizable intangible assets of RMB 81,173 have a useful life of 10.3 years. Goodwill is not tax deductible for tax purposes. For the purposes of presenting operating segments the various schools and colleges of SIWA Future Holding and the goodwill arising on its acquisition are classified within the Colleges and K-12 schools segments. The allocation of goodwill to the Colleges and K-12 schools segments is RMB 76,154 and RMB 102,026, respectively.

Revenue and income after tax of SIWA Future Holding from the date of acquisition to December 31, 2009 were RMB 152,922 and RMB 29,063, respectively. And these amounts have been included in the consolidated financial statements.

In December 2011, the Group commenced proceedings to dispose Beijing Century College Group and 21st School back to the original owner, Xihua Group. Refer to Note 24(b) for details.

(5) Beijing Century Tutoring

On April 20, 2009, Ambow Shida acquired the 100% equity interest in Beijing Century Tutoring, an entity engaged in providing tutoring services. The Group believes the acquisition of Beijing Century Tutoring is an integral piece of the Group’s strategy to increase its market share of providing after school tutoring services in China. The purchase price exceeded the fair value of the net tangible and intangible assets acquired from Beijing Century Tutoring and as a result, the Group recorded goodwill in connection with this transaction. The total purchase price of RMB 50,578 consisted of RMB 29,242 in cash consideration and RMB 21,336 in equity exchanged through the issuance of 856,461 ordinary shares. The RMB 29,242 of total cash consideration less cash acquired of RMB 1,047 resulted in a net cash outlay of RMB 28,195.

The purchase price was allocated based on the fair values of the acquired assets and liabilities as follows:

	RMB	Weighted average amortization period at acquisition date (in years)
Cash and cash equivalents	1,047
Indemnifications from the seller	758
Prepaid and other current assets	3,110
Other non-current assets	8
Property and equipment	14
Intangible assets:
Trade name	12,500	Indefinite
Goodwill	43,362
Total assets acquired	60,799
Deferred revenue	(5,400)
Other liabilities assumed	(1,696)
Deferred tax liability	(3,125)
Total	50,578

In accordance with the acquisition agreement, the seller agreed to indemnify the Group against certain tax liabilities incurred prior to the acquisition date. As such, the Group has estimated the total business tax liabilities and income tax liabilities (included above within other liabilities assumed) at the acquisition date to be RMB 758 and has recorded a corresponding asset for the indemnifications from the seller as of the acquisition date. The Group has assessed the recoverability of the indemnifications from the seller at each reporting period. As of December 31, 2011, the Group concluded that the indemnifications from the seller continue to be recoverable.

The RMB 12,500 of acquired intangible assets relates to a trade name with an indefinite life that is not subject to amortization. Goodwill is not tax deductible for tax purposes. For the purposes of presenting operating segments Beijing Century Tutoring and the goodwill arising on its acquisition are classified within the Tutoring segment.

(6) Taishidian Holding

On August 8, 2009, Ambow Shida acquired a 70% equity interest in Taishidian Holding, an entity engaged in providing education services to college students. Taishidian Holding has established a wholly owned entity called Applied Technology College in cooperation with Soochow University. The Group believes the acquisition of Taishidian Holding is an integral piece of the Group’s strategy to increase its market shares in providing college services in China. The purchase price exceeded the fair value of the net tangible and intangible assets acquired from Taishidian Holding and as a result, the Group recorded goodwill in connection with this transaction. The total purchase price of RMB 187,271 consisted of RMB 171,524 in cash consideration and RMB 15,747 in equity exchanged through the issuance of 538,596 ordinary shares on the acquisition. The RMB 171,524 of total cash consideration less cash acquired of RMB 7,370 resulted in a net cash outlay of RMB 164,154.

The purchase price was allocated based on the fair values of the acquired assets and liabilities as follows:

	RMB	Weighted average amortization period at acquisition date (in years)
Cash and cash equivalents	7,370
Restricted cash	10,000
Term deposits	200
Accounts receivable	273
Indemnifications from the seller	9,806
Prepaid and other current assets	34,286
Land use rights	104,330
Property and equipment	259,298
Intangible assets:
Cooperative agreement	17,580	10.0
Goodwill	81,714
Total assets acquired	524,857
Deferred revenue	(316)
Short-term and long-term borrowings	(191,500)
Other liabilities assumed	(86,645)
Deferred tax liability	(11,295)
Non-controlling interest	(47,830)
Total	187,271

The fair value of the non-controlling interest is based on significant inputs that are not observable in the market and thus represents Level 3 measurements as defined in SFAS 157. Key assumptions include:

(1)                   discount rate of 23%;

(2)                   a terminal value based on a multiple of approximately five times the annual EBITDA forecast five years after the acquisition date;

(3)                   financial multiples of companies deemed to be similar to the acquired schools; and

(4)                   adjustments because of the lack of control or lack of marketability that market participants would consider when estimating the fair value of the non-controlling interest of the acquired schools.

In accordance with the acquisition agreement, the seller agreed to indemnify the Group against certain tax liabilities (included within other liabilities assumed) incurred prior to the acquisition date. As such, the Group has estimated the maximum income tax liabilities at the acquisition date to be RMB 9,806 and has recorded a corresponding asset for the indemnifications from the seller as of the acquisition date. The Group calculated the amount of such indemnifications it expects to receive based on Taishidian Holding’s income tax liabilities of past years.

The Group has assessed the recoverability of the indemnifications from the seller at each reporting period. As of December 31, 2011, the Group concluded that the indemnifications from the seller continue to be recoverable.

The RMB 17,580 was assigned to amortizable intangible assets that have a useful life of 10.0 years. Goodwill is not tax deductible for tax purposes. For the purposes of presenting operating segments, Taishidian Holding and the goodwill arising on its acquisition is included in the Colleges segment.

Revenue and income after tax of Taishidian Holding from the date of acquisition to December 31, 2009 was RMB 46,195 and RMB 4,201, respectively, and these amounts have been included in the consolidated financial statements.

(7) Changsha K-12

On August 31, 2009, Ambow Shida acquired a 100% equity interest in Changsha K-12, an entity engaged in providing K-12 education services for junior high and high school students. 30% of the equity interest was acquired contractually and such interest will be transferred to the Group in 25 years unconditionally. The Group believes the acquisition of Changsha K-12 is an integral piece of the Group’s strategy to increase the market shares in providing K-12 education services in China. The purchase price exceeded the fair value of the net tangible and intangible assets acquired from Changsha K-12 and as a result, the Group recorded goodwill in connection with this transaction. The total purchase price of RMB 155,755 consisted of RMB 83,910 in cash consideration and RMB 71,845 in equity exchanged through the issuance of 2,457,272 ordinary shares. The RMB 83,910 of total cash consideration less cash acquired of RMB 12,801 resulted in a net cash outlay of RMB 71,109.

The purchase price was allocated based on the fair values of the acquired assets and liabilities as follows:

	RMB	Weighted average amortization period at acquisition date (in years)
Cash and cash equivalents	12,801
Indemnifications from the seller	10
Prepaid and other current assets	27,070
Property and equipment	28,227
Intangible assets:
Trade name	29,400	Indefinite
Student population	15,270	15.0
Favorable lease	30,210	20.0
Goodwill	108,036
Total assets acquired	251,024
Deferred revenue	(42,401)
Other liabilities assumed	(34,486)
Deferred tax liability	(18,382)
Total	155,755

In accordance with the acquisition agreement, the seller agreed to indemnify the Group against certain tax liabilities incurred prior to the acquisition date. As such, the Group has estimated the income tax liabilities (included within other liabilities assumed) at the acquisition date to be RMB 10 and has recorded a corresponding asset for the indemnification from the seller as of the acquisition date. The Group has assessed the recoverability of the indemnification from the seller at each reporting period. As of December 31, 2011, the Group concluded that the indemnification from the seller continues to be recoverable. Of the RMB 74,880 of acquired intangible assets, RMB 29,400 was assigned to trade names that are not subject to amortization. The remaining amortizable intangible assets of RMB 45,480 have a useful life of 18.3 years. No value was assigned to the 30% of equity interest acquired contractually that will be transferred to the Group in 25 years unconditionally without providing any additional consideration. Goodwill is not tax deductible for tax purposes. For the purposes of presenting operating segments, Changsha K-12 and the goodwill arising on its acquisition are classified within the K-12 schools segment.

Revenue and income after tax of Changsha K-12 from the date of acquisition to December 31, 2009 was RMB 32,466 and RMB 11,169, respectively, and these amounts have been included in the consolidated financial statements.

(8) Beijing IT Career Enhancement

On September 2, 2009, Ambow Kunshan acquired a 100% equity interest in Beijing IT Career Enhancement, an entity engaged in providing career enhancement services. The Group believes the acquisition of Beijing IT Career Enhancement is an integral piece of the Group’s strategy to increase its market shares in providing career enhancement services in China. The purchase price exceeded the fair value of the net tangible and intangible assets acquired from Beijing IT Career Enhancement and as a result, the Group recorded goodwill in connection with this transaction. The total purchase price of RMB 35,401 consisted of RMB 19,402 in cash consideration and RMB 15,999 in equity exchanged through the issuance of 547,400 ordinary shares. The RMB 19,402 of total cash consideration less cash acquired of RMB 1,292 resulted in a net cash outlay of RMB 18,110.

The purchase price was allocated based on the fair values of the acquired assets and liabilities as follows:

	RMB	Weighted average amortization period at acquisition date (in years)
Cash and cash equivalents	1,292
Accounts receivable	439
Indemnifications from the seller	833
Prepaid and other current assets	105
Property and equipment	186
Intangible assets:
Trade name	8,070	Indefinite
Customer relationship	2,120	4.3
Goodwill	27,652
Total assets acquired	40,697
Deferred revenue	(438)
Other liabilities assumed	(2,446)
Deferred tax liability	(2,412)
Total	35,401

In accordance with the acquisition agreement, the seller agreed to indemnify the Group against certain tax liabilities incurred prior to the acquisition date. As such, the Group has estimated the total business tax liabilities and income tax liabilities (included above within other liabilities assumed) at the acquisition date to be RMB 833 and has recorded a corresponding asset for the indemnifications from the seller as of the acquisition date. The Group has assessed the recoverability of the indemnifications from the seller at each reporting period. As of December 31, 2011, the Group concluded that the indemnifications from the seller continue to be recoverable.

Of the RMB 10,190 of acquired intangible assets, RMB 8,070 was assigned to trade names that are not subject to amortization. The remaining amortizable intangible assets of RMB 2,120 have a useful life of 4.3 years. Goodwill is not tax deductible for tax purposes. For the purposes of presenting operating segments, Beijing IT Career Enhancement and the goodwill arising in its acquisition are classified within the Career Enhancement segment.

(9) Suzhou Career Enhancement

On September 24, 2009, Ambow Kunshan acquired a 100% equity interest in Suzhou Career Enhancement, an entity engaged in providing career enhancement services. The Group believes the acquisition of Suzhou Career Enhancement is an integral piece of the Group’s strategy to increase its market shares in providing career enhancement services in China. The purchase price exceeded the fair value of the net tangible and intangible assets acquired from Suzhou Career Enhancement and as a result, the Group recorded goodwill in connection with this transaction. The total purchase price is RMB 7,920. The RMB 7,920 of total cash consideration less cash acquired of RMB 2,027 resulted in a net cash outlay of RMB 5,893.

The purchase price was allocated based on the fair values of the acquired assets and liabilities as follows:

RMB
Cash and cash equivalents	2,027
Accounts receivable	529
Prepaid and other current assets	50
Other non-current assets	960
Property and equipment	147
Goodwill	4,317
Total assets acquired	8,030
Other liabilities assumed	(110)
Total	7,920

In accordance with the acquisition agreement, the seller agreed to indemnify the Company against certain liabilities incurred prior to the acquisition date. At the acquisition date and as of December 31, 2011 the Group has estimated that no such liabilities existed.

Goodwill is not tax deductible for tax purposes. For the purpose of presenting operating segments, Suzhou Career Enhancement and the goodwill arising on its acquisition are classified within the Career Enhancement segment.

(10) Shenyang K-12

On September 30, 2009, Ambow Shida acquired a 90% equity interest in Shenyang K-12, an entity engaged in providing K-12 education services for junior high and high school students. The Group believes the acquisition of Shenyang K-12 is an integral piece of the Group’s strategy to increase its market share in providing K-12 education services in China. The purchase price exceeded the fair value of the net tangible and intangible assets acquired from Shenyang K-12 and as a result, the Group recorded goodwill in connection with this transaction. The total purchase price of RMB 108,968 consisted of RMB 59,760 in cash consideration and RMB 49,208 in equity exchanged through the issuance of 1,679,656 ordinary shares. The RMB 59,760 of total cash consideration less cash acquired of RMB 404 resulted in a net cash outlay of RMB 59,356.

The purchase price was allocated based on the fair values of the acquired assets and liabilities as follows:

	RMB	Weighted average amortization period at acquisition date (in years)
Cash and cash equivalents	404
Indemnifications from the seller	44
Prepaid and other current assets	38,818
Property and equipment	5,786
Intangible assets:
Trade name	27,390	Indefinite
Student population	2,190	5.9
Favorable lease	32,100	20.0
Goodwill	64,535
Total assets acquired	171,267
Deferred revenue	(30,629)
Other liabilities assumed	(7,411)
Deferred tax liability	(15,399)
Non-controlling interest	(8,860)
Total	108,968

In December 2009, Ambow and the original shareholder of Shenyang K-12 signed supplemental agreements to reduce the total consideration of Shenyang K-12. Total consideration was revised down by RMB 29,620 which consisted of RMB 16,200 in cash consideration and RMB 13,420 in equity exchanged through the reduction of 458,088 ordinary shares. The change in total consideration arose due to new information identified subsequent to the acquisition date that affected the determination of the total consideration. Since the new information related to circumstances existing as of the acquisition date, this has been accounted for as a measurement period adjustment and reduces goodwill in the measurement period. This directly revised down the amount of goodwill from RMB 64,535 to RMB 34,915.

As of December 31, 2009, 1,221,568 ordinary shares due to the seller of Shenyang K-12 had not been issued and were subsequently issued in February 2010. The fair value of these outstanding shares has been reflected in Additional Paid-In Capital at the acquisition date.

The fair value of the non-controlling interest is based on significant inputs that are not observable in the market and thus represents Level 3 measurements as defined in SFAS 157. Key assumptions include:

(1)                   discount rate of 23%;

(2)                   a terminal value based on a multiple of approximately five times the annual EBITDA forecast five years after the acquisition date;

(3)                   financial multiples of companies deemed to be similar to the acquired schools; and

(4)                   adjustments because of the lack of control or lack of marketability that market participants would consider when estimating the fair value of the non-controlling interest of the acquired schools.

In accordance with the acquisition agreement, the seller agreed to indemnify the Group against certain tax liabilities incurred prior to the acquisition date. As such, the Group has estimated income tax liabilities (include above within other liabilities assumed) at the acquisition date to be RMB 44 and has recorded a corresponding asset for the indemnification from the seller as of the acquisition date. The Group has assessed the recoverability of the indemnification from the seller at each reporting period. As of December 31, 2011, the Group concluded that the indemnification from the seller continue to be recoverable.

Of the RMB 61,680 of acquired intangible assets, RMB 27,390 was assigned to a trade name that is not subject to amortization. The remaining amortizable intangible assets of RMB 34,290 have a useful life of 19.1 years. Goodwill is not tax deductible for tax purposes. For the purposes of presenting operating segments, Shenyang K-12 and the goodwill arising on its acquisition are classified within the K-12 schools segment.

(11) Changsha Career Enhancement

On September 30, 2009, Ambow Shanghai acquired a 100% equity interest in Changsha Career Enhancement, an entity engaged in providing career enhancement services. The Group believes the acquisition of Changsha Career Enhancement is an integral piece of the Group’s strategy to increase its market share in providing career enhancement services in China. The purchase price exceeded the fair value of the net tangible and intangible assets acquired from Changsha Career Enhancement and as a result, the Group recorded goodwill in connection with this transaction. The total purchase price of RMB 86,777 consisted of RMB 47,525 in cash consideration and RMB 39,252 in equity exchanged through the issuance of 1,339,837 ordinary shares. The RMB 47,525 of total cash consideration less cash acquired of RMB 7,637 resulted in a net cash outlay of RMB 39,888.

The purchase price was allocated based on the fair values of the acquired assets and liabilities as follows:

	RMB	Weighted average amortization period at acquisition date (in years)
Cash and cash equivalents	7,637
Prepaid and other current assets	4,172
Indemnifications from the seller	1,702
Other non-current assets	590
Property and equipment	4,740
Intangible assets:
Trade name	21,200	Indefinite
Student population	5,290	2.8
Goodwill	67,216
Total assets acquired	112,547
Deferred revenue	(16,246)
Other liabilities assumed	(3,592)
Deferred tax liability	(5,932)
Total	86,777

In accordance with the acquisition agreement, the seller agreed to indemnify the Group against certain tax liabilities incurred prior to the acquisition date. As such, the Group has estimated the total business tax liabilities (included above within other liabilities assumed) at the acquisition date to be RMB 1,702 and has recorded a corresponding asset for the indemnification from the seller as of the acquisition date. The Group has assessed the recoverability of the indemnification from the seller at each reporting period. As of December 31, 2011, the Group concluded that the indemnification from the seller continue to be recoverable.

Of the RMB 26,490 of acquired intangible assets, RMB 21,200 was assigned to trade names that are not subject to amortization. The remaining amortizable intangible assets of RMB 5,290 have a useful life of 2.8 years. Goodwill is not tax deductible for tax purpose. For the purposes of presenting operating segments, Changsha Career Enhancement and the goodwill arising on its acquisition are classified within the Career Enhancement segment.

(12) Beijing JY Tutoring

On September 30, 2009, Ambow Sihua acquired a 100% equity interest in Beijing JY Tutoring, an entity engaged in providing after-school tutoring services for junior high and high school students. The Group believes the acquisition of Beijing JY Tutoring is an integral piece of the Group’s strategy to increase its market shares in providing after school tutoring services in China. The purchase price exceeded the fair value of the net tangible and intangible assets acquired from Beijing JY Tutoring and as a result, the Group recorded goodwill in connection with this transaction. The total purchase price of RMB 123,008 consisted of RMB 79,979 in cash consideration and RMB 43,029 in equity exchanged through the issuance of 1,468,744 ordinary shares. The RMB 79,979 of total cash consideration less cash acquired of RMB 305 resulted in a net cash outlay of RMB 79,674.

The purchase price was allocated based on the fair values of the acquired assets and liabilities as follows:

	RMB	Weighted average amortization period at acquisition date (in years)
Cash and cash equivalents	305
Accounts receivable	50,140
Prepaid and other current assets	5,581
Other non-current assets	53
Property and equipment	519
Intangible assets:
Trade name	36,380	Indefinite
Student population	5,150	5.3
Goodwill	99,900
Total assets acquired	198,028
Deferred revenue	(63,764)
Other liabilities assumed	(1,000)
Deferred tax liability	(10,256)
Total	123,008

In accordance with the acquisition agreement, the seller agreed to indemnify the Company against certain liabilities incurred prior to the acquisition date. At the acquisition date and as of December 31, 2011, the Group has estimated that no such liabilities existed.

Of the RMB 41,530 of acquired intangible assets, RMB 36,380 was assigned to a trade name that is not subject to amortization. The remaining amortizable intangible assets of RMB 5,150 have a useful life of 5.3 years. Goodwill is not tax deductible for tax purposes.

For the purposes of presenting operating segments, Beijing JY Tutoring and the goodwill arising on its acquisition are classified within the Tutoring segment.

(13) Guangzhou DP Tutoring

On October 9, 2009, Ambow Sihua acquired a 100% equity interest in Guangzhou DP Tutoring, an entity engaged in providing tutoring services for kindergarten and primary school students. The Group believes the acquisition of Guangzhou DP Tutoring is an integral piece of the Group’s strategy to increase its market shares in providing tutoring services in China. The purchase price exceeded the fair value of the net tangible and intangible assets acquired from Guangzhou DP Tutoring and as a result, the Group recorded goodwill in connection with this transaction. The total purchase price of RMB 60,800 consisted of RMB 39,191 in cash consideration and RMB 21,609 in equity exchanged through the issuance of 737,709 ordinary shares. The RMB 39,191 of total cash consideration less cash acquired of RMB 137 resulted in a net cash outlay of RMB 39,054.

The purchase price was allocated based on the fair values of the acquired assets and liabilities as follows:

	RMB	Weighted average amortization period at acquisition date (in years)
Cash and cash equivalents	137
Indemnifications from the seller	5,010
Prepaid and other current assets	4,733
Property and equipment	171
Intangible assets:
Trade name	14,970	Indefinite
Student population	1,760	2.9
Goodwill	47,804

Total assets acquired	74,585
Other liabilities assumed	(9,602)
Deferred tax liability	(4,183)

Total	60,800

In accordance with the acquisition agreement, the seller agreed to indemnify the Group against certain liabilities incurred prior to the acquisition date. As such, the Group has estimated the total business tax liabilities, income tax liabilities and social welfare liabilities (included above within other liabilities assumed) at the acquisition date to be RMB 5,010 and has recorded a corresponding asset for the indemnifications from the seller as of the acquisition date. The Group has assessed the recoverability of the indemnifications from the seller at each reporting period. As of December 31, 2011, the Group concluded that the indemnifications from the seller continue to be recoverable.

Of the RMB 16,730 of acquired intangible assets, RMB 14,970 was assigned to a trade name that is not subject to amortization. The remaining amortizable intangible assets of RMB 1,760 have a useful life of 2.9 years. Goodwill is not tax deductible for tax purposes. For the purposes of presenting operating segments, Guangzhou DP Tutoring and the goodwill arising on its acquisition are classified within the Tutoring segment.

The aggregate revenue and income after tax of Tianjin Tutoring, Shanghai Career Enhancement, Guangzhou HP Tutoring, Beijing Century Tutoring, Beijing IT Career Enhancement, Suzhou Career Enhancement, Shenyang K-12, Changsha Career Enhancement, Beijing JY Tutoring and Guangzhou DP Tutoring from their date of acquisition to December 31, 2009 was RMB 136,849 and RMB 26,203, respectively, and these amounts have been included in the consolidated financial statements.

Acquisitions completed in 2011:

(14) Guangzhou ZS Career Enhancement

On January 1, 2011, Ambow Shanghai acquired a 100% equity interest in Guangzhou ZS Career Enhancement, an entity engaged in providing career enhancement services. The Group believes the acquisition of Guangzhou ZS Career Enhancement is an integral piece of the Group’s strategy to increase its market share in providing career enhancement services in China. The purchase price exceeded the fair value of the net tangible and intangible assets acquired from Guangzhou ZS Career Enhancement and as a result, the Group recorded goodwill in connection with this transaction. The total purchase price of RMB 96,644 is in cash consideration. The RMB 96,644 of total cash consideration less cash acquired of RMB 2,948 resulted in a net cash outlay of RMB 93,696.

The purchase price was allocated based on the fair values of the acquired assets and liabilities as follows:

	RMB	Weighted average amortization period at acquisition date (in years)
Cash and cash equivalents	2,948
Accounts receivable	3,966
Prepaid and other current assets	4,273
Property and equipment	2,299
Intangible assets:
Trade name	19,800	Indefinite
Student population	5,200	3.0
Non-compete agreement	33	3.0
Goodwill	87,147
Total assets acquired	125,666
Deferred revenue	(11,726)
Other liabilities assumed	(7,799)
Deferred tax liability	(6,292)
Non-controlling interest	(3,205)
Total	96,644

Of the RMB 25,033 of acquired intangible assets, RMB 19,800 was assigned to trade names that are not subject to amortization. The remaining amortizable intangible assets of RMB 5,233 have a useful life of 3.0 years. Goodwill is not tax deductible for tax purposes. For the purposes of presenting operating segments, Guangzhou ZS Career Enhancement and the goodwill arising on its acquisition are classified within the Career Enhancement segment.

(15) Jinan WR Career Enhancement

On January 5, 2011, Ambow Shanghai acquired a 100% equity interest in Jinan WR Career Enhancement, an entity engaged in providing career enhancement services. The Group believes the acquisition of Jinan WR Career Enhancement is an integral piece of the Group’s strategy to increase its market share in providing career enhancement services in China. The purchase price exceeded the fair value of the net tangible and intangible assets acquired from Jinan WR Career Enhancement and as a result, the Group recorded goodwill in connection with this transaction. The total purchase price of RMB 50,278 is in cash consideration. The RMB 50,278 of total cash consideration less cash acquired of RMB 766 resulted in a net cash outlay of RMB 49,512.

The purchase price was allocated based on the fair values of the acquired assets and liabilities as follows:

	RMB	Weighted average amortization period at acquisition date (in years)
Cash and cash equivalents	766
Accounts receivable	1,323
Prepaid and other current assets	1,269
Other non-current assets	11
Property and equipment	109
Intangible assets:
Trade name	13,800	Indefinite
Cooperative agreement	900	10.0
Non-compete agreement	20	3.0
Goodwill	38,363
Total assets acquired	56,561
Deferred revenue	(1,003)
Other liabilities assumed	(1,606)
Deferred tax liability	(3,674)
Total	50,278

Of the RMB 14,720 of acquired intangible assets, RMB 13,800 was assigned to trade names that are not subject to amortization. The remaining amortizable intangible assets of RMB 920 have a useful life of 9.9 years. Goodwill is not tax deductible for tax purposes. For the purposes of presenting operating segments, Jinan WR Career Enhancement and the goodwill arising on its acquisition are classified within the Career Enhancement segment.

(16) Hebei YL Career Enhancement

On January 13, 2011, Ambow Shanghai acquired a 100% equity interest in Hebei YL Career Enhancement, an entity engaged in providing career enhancement services. The Group believes the acquisition of Hebei YL Career Enhancement is an integral piece of the Group’s strategy to increase its market share in providing career enhancement services in China. The purchase price exceeded the fair value of the net tangible and intangible assets acquired from Hebei YL Career Enhancement and as a result, the Group recorded goodwill in connection with this transaction. The total purchase price of RMB 89,796 is in cash consideration. The RMB 89,796 of total cash consideration less cash acquired of RMB 1,131 resulted in a net cash outlay of RMB 88,665.

The purchase price was allocated based on the fair values of the acquired assets and liabilities as follows:

	RMB	Weighted average amortization period at acquisition date (in years)
Cash and cash equivalents	1,131
Accounts receivable	363
Prepaid and other current assets	3,267
Property and equipment	462
Intangible assets:
Trade name	14,276	Indefinite
Cooperative agreement	4,180	10.0
Non-compete agreement	480	3.0
Goodwill	74,929
Total assets acquired	99,088
Deferred revenue	(3,948)
Other liabilities assumed	(607)
Deferred tax liability	(4,737)
Total	89,796

Of the RMB 18,936 of acquired intangible assets, RMB 14,276 was assigned to trade names that are not subject to amortization. The remaining amortizable intangible assets of RMB 4,660 have a useful life of 9.9 years. Goodwill is not tax deductible for tax purposes. For the purposes of presenting operating segments, Hebei YL Career Enhancement and the goodwill arising on its acquisition are classified within the Career Enhancement segment.

(17) Chongqing XT Career Enhancement

On January 21, 2011, Ambow Shanghai acquired a 100% equity interest in Chongqing XT Career Enhancement, an entity engaged in providing career enhancement services. The Group believes the acquisition of Chongqing XT Career Enhancement is an integral piece of the Group’s strategy to increase its market share in providing career enhancement services in China. The purchase price exceeded the fair value of the net tangible and intangible assets acquired from Chongqing XT Career Enhancement and as a result, the Group recorded goodwill in connection with this transaction. The total purchase price of RMB 34,739 is in cash consideration. The RMB 34,739 of total cash consideration less cash acquired of RMB 649 resulted in a net cash outlay of RMB 34,090.

The purchase price was allocated based on the fair values of the acquired assets and liabilities as follows:

	RMB	Weighted average amortization period at acquisition date (in years)
Cash and cash equivalents	649
Accounts receivable	111
Prepaid and other current assets	2,156
Property and equipment	316
Intangible assets:
Trade name	9,227	Indefinite
Non-compete agreement	310	3.0
Goodwill	26,743
Total assets acquired	39,512
Deferred revenue	(1,020)
Other liabilities assumed	(1,444)
Deferred tax liability	(2,309)
Total	34,739

Of the RMB 9,537 of acquired intangible assets, RMB 9,227 was assigned to trade names that are not subject to amortization. The remaining amortizable intangible assets of RMB 310 have a useful life of 3.0 years. Goodwill is not tax deductible for tax purposes. For the purposes of presenting operating segments, Chongqing XT Career Enhancement and the goodwill arising on its acquisition are classified within the Career Enhancement segment.

(18) Beijing XGX Tutoring

On March 10, 2011, Ambow Sihua acquired a 100% equity interest in Beijing XGX Tutoring, an entity engaged in providing exam preparation tutorial classes for students wishing to retake the national high school entrance exam or college entrance examination. The Group believes the acquisition of Beijing XGX Tutoring is an integral piece of the Group’s strategy to increase its market share in providing tutoring services in China. The purchase price exceeded the fair value of the net tangible and intangible assets acquired from Beijing XGX Tutoring and as a result, the Group recorded goodwill in connection with this transaction. The total purchase price of RMB 34,531 is in cash consideration. The RMB 34,531 of total cash consideration less cash acquired of RMB 1,996 resulted in a net cash outlay of RMB 32,535.

The purchase price was allocated based on the fair values of the acquired assets and liabilities as follows:

	RMB	Weighted average amortization period at acquisition date (in years)
Cash and cash equivalents	1,996
Accounts receivable	96
Prepaid and other current assets	2,686
Property and equipment	104
Intangible assets:
Trade name	6,400	Indefinite
Student population	1,900	1.8
Non-compete agreement	23	3.0
Goodwill	27,771
Total assets acquired	40,976
Deferred revenue	(1,348)
Other liabilities assumed	(3,011)
Deferred tax liability	(2,086)
Total	34,531

Of the RMB 8,323 of acquired intangible assets, RMB 6,400 was assigned to a trade name that is not subject to amortization. The remaining amortizable intangible assets of RMB 1,923 have a useful life of 1.8 years. Goodwill is not tax deductible for tax purposes. For the purposes of presenting operating segments, Beijing XGX and the goodwill arising on its acquisition are classified within the Tutoring segment.

(19) Genesis Career Enhancement

On May 1, 2011, Ambow Shanghai acquired a 100% equity interest in Genesis Career Enhancement, an entity engaged in providing career enhancement services. The Group believes the acquisition of Genesis Career Enhancement is an integral piece of the Group’s strategy to increase its market share in providing career enhancement services in China. The purchase price exceeded the fair value of the net tangible and intangible assets acquired from Genesis Career Enhancement and as a result, the Group recorded goodwill in connection with this transaction. The total purchase price of RMB 53,185 is in cash consideration. The RMB 53,185 of total cash consideration less cash acquired of RMB 9,422 resulted in a net cash outlay of RMB 43,763.

The purchase price was allocated based on the fair values of the acquired assets and liabilities as follows:

	RMB	Weighted average amortization period at acquisition date (in years)
Cash and cash equivalents	9,422
Accounts receivable	6,461
Prepaid and other current assets(a)	10,258
Property and equipment	2,060
Intangible assets:
Trade name	19,300	Indefinite
Customer relationship	5,270	5.7
Goodwill	39,781
Total assets acquired	92,552
Deferred revenue	(4,400)
Dividend payable	(4,905)
Other liabilities assumed(a)	(23,731)
Deferred tax liability	(6,331)
Total	53,185

Of the RMB 24,570 of acquired intangible assets, RMB 19,300 was assigned to trade names that are not subject to amortization. The remaining amortizable intangible assets of RMB 5,270 have a useful life of 5.7 years. Goodwill is not tax deductible for tax purposes. For the purposes of presenting operating segments, Genesis Career Enhancement and the goodwill arising on its acquisition are classified within the Career Enhancement segment.

Note a: The “Prepaid and other current assets” primarily relate to the shareholder transactions with previous owner. The “Other liabilities assumed” primarily relate to the payments made by the previous owner on behalf of the acquiree. Further, only RMB 2.3 million of other receivable was outstanding as of December 31, 2011.

(20) Beijing JT Tutoring

On July 12, 2011, Ambow Sihua acquired a 100% equity interest in Beijing JT Tutoring, an entity engaged in providing after-school tutoring services for junior high and high school students. The Group believes the acquisition of Beijing JT Tutoring is an integral piece of the Group’s strategy to increase its market share in providing tutoring services in China. The purchase price exceeded the fair value of the net tangible and intangible assets acquired from Beijing JT Tutoring and as a result, the Group recorded goodwill in connection with this transaction. The total purchase price of RMB 80,000 is in cash consideration. The RMB 80,000 of total cash consideration less cash acquired of RMB 9,519 resulted in a net cash outlay of RMB 70,481.

The purchase price was allocated based on the fair values of the acquired assets and liabilities as follows:

	RMB	Weighted average amortization period at acquisition date (in years)
Cash and cash equivalents	9,519
Accounts receivable	65
Prepaid and other current assets	1,703
Property and equipment	146
Intangible assets:
Student population	7,940	5.5
Non-compete agreement	2,355	4.5
Goodwill	72,495
Total assets acquired	94,223
Deferred revenue	(9,461)
Other liabilities assumed	(2,189)
Deferred tax liabilities	(2,573)
Total	80,000

The RMB 10,295 was assigned to amortizable intangible assets that have a useful life of 5.3 years. Goodwill is not tax deductible for tax purposes. For the purposes of presenting operating segments, Beijing JT Tutoring and the goodwill arising on its acquisition are classified within the Tutoring segment.

Pro-forma net revenue and net income of the Group reflecting acquisitions made in 2011

The net revenue and net income arising from acquisitions made in 2011 that are included in the Group’s consolidated income statement for the year ended December 31, 2011 are RMB 161,517 and RMB 21,887, respectively. The following summary of unaudited pro forma results of operations of the Group for the years ended December 31, 2010 and 2011 is presented using the assumption that the acquisitions made in 2011 were completed as of January 1, 2010. These pro-forma results of the Group have been prepared for comparative purposes only and do not purport to be indicative of the results of operations which would have resulted had the significant acquisitions occurred as of January 1, 2010, nor is it indicative of future operating results.

	For the year ended December 31
	2010	2011
	RMB	RMB
	(Unaudited)	(Unaudited)

Pro forma net revenue	199,518	192,029
Pro forma net income	39,731	18,082